Long-term debt and credit facilities	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Long-Term Debt and Credit Facilities

(9) Long-Term Debt and Credit Facilities

On December 22, 2016, EVO Payments International, LLC (“EPI”), a subsidiary of EVO, Inc., entered into a credit agreement (“Senior Secured Credit Facilities”). The Senior Secured Credit Facilities consisted of a first lien senior secured credit facility totaling $670.0 million (comprised of a $100.0 million revolver and a $570.0 million term loan) and second lien senior secured credit facility comprised of a $175.0 million term loan. On October 24, 2017 the Company entered into an incremental amendment agreement to upsize the existing first lien revolver from $100.0 million to $135.0 million. On April 3, 2018, the Company entered into a second incremental amendment agreement to the first lien credit facility, which increased the existing term loan credit facility by $95.0 million to $665 million. As a result of this second incremental amendment, $0.9 million in existing deferred financing was expensed as debt extinguishment loss related to the significant modification of a certain lender’s commitment within the syndicate and is classified as other expense in the consolidated statements of operations. On May 25, 2018, the Company paid in full the second lien term loan in the amount of $178.2 million including $1.5 million of accrued interest and $1.8 million of prepayment penalty. On June 14, 2018 the Company entered into a restatement agreement (the “Restatement Agreement”) whereby the syndicate lenders agreed to replace their existing term loans with replacement term loans. In addition, the Restatement Agreement increased the first lien revolver by $65.0 million to $200.0 million and extended the maturity date of the first lien revolver to June 14, 2023. As a result of the Restatement Agreement, $1.2 million in existing deferred financing costs were expensed as debt extinguishment loss related to the significant modification of a certain lender’s commitment within the syndicate and is classified as other expense in the consolidated statements of operations. This amount was recorded in the other expense on the unaudited condensed consolidated statements of operations and comprehensive (loss) income.

The Senior Secured Credit Facilities provide the Company with the capacity to support both domestic and international growth, as well as fund general operating needs. The loans under the Senior Secured Credit Facilities bear interest, at the Company’s election, at the prime rate or London Interbank Offered Rate (LIBOR), plus leverage based margin. Under the Restatement Agreement, the lenders agreed to reduce the applicable leverage based margins. As of June 30, 2018, the loans under the Senior Secured Credit Facilities had an interest rate of 6.75% for revolving credit facility loans, 5.36% for first lien term loans. The Senior Secured Credit Facilities provides for quarterly principal payments of the first lien secured credit facility of $1.6 million commencing on June 30, 2018 through September 30, 2023. The revolving credit facility and first lien term loan mature on June 14, 2023 and December 22, 2023, respectively.

All amounts outstanding under the Senior Secured Credit Facilities are secured by a pledge of certain assets of EPI, as well as secured guarantees provided by certain of EPI’s controlled subsidiaries. The Senior Secured Credit Facilities also contain a number of significant negative covenants. These covenants, among other things, restrict, subject to certain exceptions, EPI’s and its controlled subsidiaries, ability to: incur indebtedness; create liens; engage in mergers or consolidations; make investments, loans and advances; pay dividends or other distributions and repurchase capital stock; sell assets; engage in certain transactions with affiliates; enter into sale and leaseback transactions; make certain accounting changes; and make prepayments on junior indebtedness. The first lien senior secured credit facility also contains a springing financial covenant that requires EPI to remain under a maximum consolidated leverage ratio determined on a quarterly basis.

In addition, the Senior Secured Credit Facilities contain certain customary representations and warranties, affirmative covenants and events of default. If an event of default occurs, the lenders under the Senior Secured Credit Facilities will be entitled to take various actions, including the acceleration of amounts due thereunder and exercise of the remedies on the collateral. As of June 30, 2018 and 2017, the Company was in compliance with all its financial covenants.

In conjunction with the acquisition of Sterling, a subsidiary of the Company agreed to a deferred purchase price of $70.0 million which accrues interest at a rate of 5% per annum and is payable in quarterly installments of $5.0 million, plus accrued and unpaid interest, beginning September 30, 2017. In May 2018, the Company paid in full the outstanding balance of $57.4 million of the Sterling deferred purchase price, utilizing proceeds from the IPO and funds drawn from the revolving credit facility of $4.8 million.

On December 1, 2017, a subsidiary of the Company entered into a revolving line credit of facility with Deutsche Bank A.G., as the lender, and EVO, LLC, as the guarantor. The facility provides the Company with access to settlement related funding. Under the facility, the Company can withdraw up to the lesser of $35.0 million or 90% of the aggregate dollar amount of eligible settlement receivables due. The loans drawn under the facility bear interest at the prime rate plus 1.5%. At June 30, 2018, this interest rate was 6.50%. The loans drawn under the facility do not have a maturity date. As of June 30, 2018 and December 31, 2017, the loan amounts drawn under the facility were $19.4 million and $12.6 million, respectively.

On December 19, 2017, a subsidiary of the Company entered into a revolving line of credit facility with Wells Fargo Bank N.A., as the lender, and EVO, LLC, as the guarantor. The facility provides the Company with access to settlement related funding. Under the facility, the Company can withdraw up to $10.0 million. The loans drawn under the facility bear interest at the prime rate plus 1.0%. At June 30, 2018, this interest rate was 6.00%. The loans drawn under the facility mature on December 19, 2018. As of June 30, 2018 and December 31, 2017, the loan amounts drawn under the facility were $9.4 million and $9.9 million, respectively. On May 29, 2018, the Company entered into an incremental amendment agreement to the revolving line credit facility, pursuant to which the maximum amount that can be withdrawn was increased to $15.0 million.

The Company maintains intraday and overnight facilities to fund its settlement obligations. These facilities are short-term in nature.

Long-term debt consists of the following:

	June 30, 2018	December 31, 2017
	(In thousands)
First lien term loan	$657,946	$566,075
Second lien term loan	—	175,206
First lien revolver	30,565	44,632
Deferred purchase price	—	68,720
Letter of credit	—	1,000
Settlement facilities	38,154	28,563
Less debt issuance costs	(13,938)	(19,679)

Total long-term debt	712,727	864,517
Less current portion of long-term debt	(45,056)	(103,571)

Total long-term debt, net of current portion	$667,671	$760,946

Principal payment requirements on the above obligations in each of the years remaining subsequent to June 30, 2018 are as follows:

Amounts
(In thousands)

Years ending December 31:
2018 (remainder of the year)	$41,759
2019	6,593
2020	6,593
2021	6,593
2022	6,593
2023 and thereafter	658,534

$726,665

Predecessor
Long-Term Debt and Credit Facilities

(8) Long-term debt and credit facilities

On December 22, 2016, one of the Company’s subsidiaries entered into a credit agreement (“Senior Secured Credit Facilities”). The Senior Secured Credit Facilities consist of first lien senior secured credit facility totaling $670.0 million (comprised of a $100.0 million revolver and a $570.0 million term loan) and second lien senior secured credit facility comprised of a $175.0 million term loan. On October 24, 2017 the Company entered into an Incremental Amendment Agreement to upsize the existing first lien revolver from $100.0 million to $135.0 million.

The Senior Secured Credit Facilities provide the Company with the capacity to support both domestic and international growth, as well as fund general operating needs. The loans under the Senior Secured Credit Facilities bear interest, at the Company’s election, at the prime rate or London Interbank Offered Rate (LIBOR), plus leverage based margin. On December 22, 2017, the Company amended the agreement related to the Senior Secured Credit Facilities to reduce the applicable leverage based margins. As of December 31, 2017, the loans under the Senior Secured Credit Facilities had an interest rate of 7.50% for revolving credit facility loans, 5.57% for first lien term loans, and 10.57% for second lien term loans. The first lien secured credit facility provides for quarterly principal payments of $1.4 million commencing on June 30, 2017 through September 30, 2023. No quarterly principal payments are required under the second lien senior secured credit facility. The revolving credit facility, first lien term loan and second lien term loan mature on December 22, 2021, December 22, 2023, and December 22, 2024, respectively.

Any amounts outstanding under the Senior Secured Credit Facilities are secured by a pledge of certain assets of EVO Payments International, LLC (“EPI”), as well as guarantees by EPI’s controlled subsidiaries. The Senior Secured Credit Facilities also contain a number of significant negative covenants. These covenants, among other things, restrict, subject to certain exceptions, EPI’s and its controlled subsidiaries ability to: incur indebtedness; create liens; engage in mergers or consolidations; make investments, loans and advances; pay dividends or other distributions and repurchase capital stock; sell assets; engage in certain transactions with affiliates; enter into sale and leaseback transactions; make certain accounting changes; and make prepayments on junior indebtedness. The first lien senior secured credit facility also contains a springing financial covenant that requires EPI to remain under a maximum consolidated leverage ratio determined on a quarterly basis.

As a result of these restrictions, approximately $661.6 million of the net assets of EPI at December 31, 2017 were restricted from distribution to EVO LLC, or any of its members. The Company currently intends to retain all available funds and any future earnings for use in the operation of its business.

There is no financial maintenance covenant under the second lien senior secured credit facility. In addition, the Senior Secured Credit Facilities contain certain customary representations and warranties, affirmative covenants and events of default. If an event of default occurs, the lenders under the Senior Secured Credit Facilities will be entitled to take various actions, including the acceleration of amounts due thereunder and exercise of the remedies on the collateral. As of December 31, 2017 and 2016, the Company was in compliance with all its financial covenants.

In conjunction with the acquisition of Sterling, a subsidiary of the Company agreed to a deferred purchase price of $70.0 million which accrues interest at a rate of 5% per annum and is payable in quarterly installments of $5.0 million, plus accrued and unpaid interest, beginning September 30, 2017. Any remaining unpaid principal and interest is due in full on September 30, 2018. The Company made the second installment payment of $5.0 million and prepayment of $1.35 million in January 2018.

On December 1, 2017, a subsidiary of the Company entered into a revolving line of credit facility with Deutsche Bank A.G., as the lender, and the Company, as the guarantor. The facility will provide the Company with access to settlement related funding of the daily operating needs for the subsidiary. Under the facility, the Company can withdraw up to the lesser of $35.0 million or 90% of the aggregate dollar amount of eligible settlement receivables due. The loans drawn under the facility bear interest at the prime rate plus 1.5%. At December 31, 2017, this interest rate was 6.0%. The loans drawn under the facility do not have a maturity date.

On December 19, 2017, a subsidiary of the Company entered into a revolving line of credit facility with Wells Fargo Bank N.A., as the lender, and the Company, as the guarantor. The facility will provide the Company with access to settlement related funding of the daily operating needs for the subsidiary. Under the facility, the Company can withdraw up to $10.0 million. The loans drawn under the facility bear interest at the prime rate plus 1.0%. At December 31, 2017, this interest rate was 5.5%. The loans drawn under the facility mature on December 19, 2018.

In connection with the Company’s acquisition of EVO Payments Mexico, the Company entered into a loan (“BMO loan”), executed on August 25, 2015, between BMO Harris Bank N.A. (“BMO Harris Bank”), as the lender, MDP, as the guarantor, and the Company. BMO Harris Bank provided the BMO loan as an unsecured demand note with no maturity date in an amount up to $104.5 million and the Company withdrew $95.3 million on execution date, and is, therefore, classified as current in the consolidated balance sheets as of December 31, 2016. The interest rate is the greater of the BMO Harris Bank’s prime rate, plus 0.25% per annum, or LIBOR Quoted Rate plus 3% per annum calculated on a monthly basis. In December 2016, the Company made a principal payment of $35.0 million. In January 2017, the loan was repaid in full.

The Company maintains intraday and overnight facilities to fund its settlement obligations. These facilities are short-term in nature.

Long-term debt consists of the following as of December 31, 2017 and 2016:

	2017	2016
	(In thousands)
First lien term loan	$566,075	$570,950
Second lien term loan	175,206	175,486
First lien revolver	44,632	11,728
Deferred purchase price	68,720	—
Letter of credit	1,000	4,300
BMO loan	—	65,208
Settlement facilities	28,563	2,535
Less debt issuance costs	(19,679)	(21,644)

Total long-term debt	864,517	808,563
Less current portion of long-term debt	(103,571)	(73,461)

Total long-term debt, long-term portion	$760,946	$735,102

Principal payment requirements on the above obligations in each of the years remaining subsequent to December 31, 2017 are as follows:

Amounts
(In thousands)

Years ending December 31:
2018	$103,571
2019	5,700
2020	5,700
2021	50,332
2022	5,700
2023 and thereafter	713,193

$884,196